DWS Money Market Prime Series Annual Fund Operating Expenses - DWSMoneyMarketFund [Member] - DWS Money Market Prime Series	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
DWS Money Market Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.57%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.29% for DWS Money Market Fund, had proxy expenses been included.